Medium-term notes	12 Months Ended
Dec. 31, 2014
Medium-term notes
Medium-term notes

(12)Medium-term notes

On October 13, 2010, TianweiYingli registered its plan to issue up to RMB 2,400,000 RMB-denominated unsecured five-year medium-term notes (the “Registered Issue”) with the PRC National Association of Financial Market Institutional Investors (“NAFMII”).  The Registered Issue allows TianweiYingli to issue RMB-denominated unsecured five-year medium-term notes in two tranches on the PRC inter-bank debenture market. The First Tranche Issue with RMB 1,000,000 was completed on October 13, 2010 and will mature on October 13, 2015. TianweiYingli has an option to call the notes at the end of the third year from issuance. Upon exercise of the call option, the re-purchase amount equals to the par value of the notes plus any unpaid interest. The First Tranche bears a fixed annual interest rate of 4.3% per annum in the first three years, and increased to 5.7% per annum in the remaining two years as TianweiYingli chose not to call the notes on October 13, 2013.

The Company did not exercise the call option at the end of the third year from issuance and computed the effective interest rate of 4.82% evenly for the entire contract term of 5 years.

On May 10, 2011, the second tranche of the medium-term notes with a principle amount of RMB 1,400,000, or the Second Tranche Issue, was issued and will mature on May 12, 2016. The Second Tranche Issue bears a fixed annual interest rate of 6.15%.

In March 2012, Yingli China registered its plan to issue up to RMB 1,500,000 RMB-denominated unsecured three-year and five-year medium-term notes (the “Yingli China Registered Issue”) with the NAFMII.  The Yingli China Registered Issue allows Yingli China to issue RMB-denominated unsecured three-year and five-year medium-term notes in two tranches on the PRC inter-bank debenture market. On May 3, 2012, the first tranche issue with RMB 1,200,000 at a fixed annual interest rate of 5.78% and the second tranche issue with RMB 300,000 at a fixed annual interest of 6.01% were issued with maturity on May 3, 2015 and May 3, 2017, respectively.

Issuance costs were deferred on the balance sheet and amortized over the life of the medium term note. As of December 2013 and 2014, the total balance were RMB 12,395 and RMB 9,203 (US$1,483) respectively.